Discontinued Operations - Sale of Commercial Business (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations And Disposal Groups [Abstract]
Schedule of Discontinued Operations and Assets Held for Sale

 Discontinued operations for the years ended December 31, 2016, 2015 and 2014 includes the following:

(in thousands)	Years Ended December 31,
	2016	2015	2014
Revenues:
Product revenues, net	$53,064	$4,328	$—
License and collaboration revenues	87,119	84,930	10,460
Other revenues	4,090	—	—
Total revenues	144,273	89,258	10,460
Costs and expenses:
Cost of revenues	6,912	46	—
Research and development expenses	51,352	39,955	35,185
Selling, general and administrative expenses	48,677	33,747	11,751
Restructuring expenses	146	—	—
Total costs and expenses	107,087	73,748	46,936
Other income and expenses:
Interest expense	(21,196)	(463)	—
Income (loss) from discontinued operations	$15,990	$15,047	$(36,476)
Income tax expense	(13,224)	(11,215)	—
Total income (loss) from discontinued operations	$2,766	$3,832	$(36,476)

Schedule of Carrying Value of Assets and Liabilities Classified as Assets Held for Sale Relates to Commercial Business

The carrying value of the assets and liabilities of the Commercial Business classified as “Assets held for sale” in the condensed consolidated balance sheets are as follows:

(in thousands)	December 31, 2016	December 31, 2015
Assets
Current assets:
Accounts receivable, net	$17,194	$6,472
Inventory	14,554	3,717
Prepaid expenses and other current assets	1,547	1,273
Total current assets held for sale	33,295	11,462
Property and equipment, net	1,553	1,814
Intangible assets, net	3,977	4,555
Goodwill	3,605	3,605
Total long-term assets held for sale	9,135	9,974
Liabilities
Current liabilities:
Accounts payable, accrued expenses and other	21,312	15,343
Deferred revenues	36,226	50,137
Total current liabilities held for sale	57,538	65,480
Deferred revenues, net of current portion	25,673	51,197
Total long-term liabilities held for sale	25,673	51,197